Standards and interpretations issued but not effective	12 Months Ended
Mar. 31, 2022
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Standards and interpretations issued but not effective

3. Standards and interpretations issued but not effective

The new standards, interpretations and amendments to Standards that are issued to the extent relevant to the Group, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these Standards, if applicable, when they become effective.

Amendment to IAS 37, “Provisions, Contingent Liabilities and Contingent Assets”

On May 14, 2020, the IASB issued “Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37)”, amending the standard regarding costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous. The amendment specifies that the “cost of fulfilling” a contract comprises the “costs that relate directly to the contract”. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. These amendments are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application is permitted. These amendments are applicable on the Group for annual reporting periods beginning on April 1, 2022.

The Group is currently evaluating the impact of amendment to IAS 37 on its consolidated financial statements.

Amendments to IAS 1, “Presentation of Financial Statements” regarding classification of liabilities as current or non-current

On January 23, 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current.

The amendments clarify;

●	what is meant by a right to defer settlement;

●	that a right to defer must exist at the end of the reporting period;

●	that classification is unaffected by the likelihood that an entity will exercise its deferral right; and

●	that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

The amendments are effective for annual periods beginning on or after January 1, 2023 and must be applied retrospectively. Furthermore, the IASB proposed to defer the effective date of the 2020 amendments to no earlier than January 1, 2024.

The Group is currently evaluating the effect of this amendment on the consolidated financial statements.

Amendments to IAS 1, “Presentation of Financial Statements”

On February 12, 2021, the IASB has issued amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements which requires the entities to disclose their material accounting policies rather than their significant accounting policies. The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2023, although early adoption is permitted. These amendments are applicable on Group for annual reporting periods beginning on April 1, 2023. The Group is in the process of evaluating the impact of the amendment.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

Amendments to IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors”

On February 12, 2021 the IASB has issued amendments to IAS 8 Accounting Policies, Changes in Accounting estimates and Errors which introduced a definition of ‘accounting estimates’ and included amendments to IAS 8 to help entities distinguish changes in accounting policies from changes in accounting estimates and the correction of errors. Also, the IASB clarified how entities use measurement techniques and inputs to develop accounting estimates. The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2023, although early adoption is permitted. These amendments are applicable on the Group for annual reporting periods beginning on April 1, 2023. The Group is in the process of evaluating the impact of the amendment.

Amendments to IAS 12, “Income Taxes” regarding deferred tax related to assets and liabilities arising from a single transaction

On May 7, 2021, the IASB amended IAS 12 to provide a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences. The amendments clarify that Companies are required to recognise deferred tax on transactions such as leases and decommissioning obligations. The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2023, although early adoption is permitted. These amendments are applicable on the Group for annual reporting periods beginning on April 1, 2023. The Group is in the process of evaluating the impact of the amendment.

Amendments to IAS 16, “Property, Plant and Equipment”

On May 14, 2020 the IASB issued amendment to IAS 16 Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS 16) which amends the standard to prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognises the proceeds from selling such items, and the cost of producing those items, in profit or loss. The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2022, although early adoption is permitted.

These amendments are applicable on the Group for annual reporting periods beginning on April 1, 2022. The Group is in process of evaluating the impact of the amendment.

Reference to the Conceptual Framework Amendments to IFRS 3, “Business Combinations”

On May 28, 2020, the International Accounting Standards Board (IASB) issued Amendments to IFRS 3 Business Combinations - Reference to the Conceptual Framework. The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989 (Framework), with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 (the Conceptual Framework) without significantly changing its requirements.

The amendments add an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately.The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date.

At the same time, the amendments add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for recognition at the acquisition date.This amendment is applicable for annual period beginning on or after January 1, 2022 although early adoption is permitted. These amendments are applicable on the Group for annual reporting periods beginning on April 1, 2022. The Group is in the process of evaluating the impact of the amendment.

IFRS 9 “Financial Instruments”: Fees in the ‘10 per cent’ test for derecognition of financial liabilities

● The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. There is no similar amendment proposed for IAS 39.

● An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.

● An entity applies the amendment for annual reporting periods beginning on or after January 1, 2022. Earlier application is permitted.

The amendment is applicable on the Group for annual reporting period beginning on April 1, 2022. The Group is in the process of evaluating the impact of the amendment.